Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
(a) Basis of presentation:

(a) Basis of presentation:

The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings’ consolidated balance sheets, statements of comprehensive income/(loss), statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Holdings’ Annual Report for the year ended December 31, 2020 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Going concern

The interim condensed consolidated financial statements have been prepared on a going concern basis.

As of June 30, 2021, Navios Holdings’ current assets totaled $206,295, while current liabilities excluding operating lease liabilities, current portion totaled $738,929, resulting in a negative working capital position of $532,634, primarily related to the classification as current of $83,259 of the 11.25% Senior Secured Notes (the “2022 Senior Secured Notes”) that were subsequently redeemed in July 2021, partly through the sale of the Navios Azimuth for $30,000 and partly through the $115.0 million NSM Loan (as defined herein) and $462,466 of the 7.375% First Priority Ship Mortgage Notes (the “2022 Notes”). As of June 30, 2021, the 2022 Notes have an outstanding amount of $462,466, maturing in January 2022. In August 2021, Navios Holdings repurchased $7,000 in par value of the 2022 Notes, resulting to a remaining outstanding balance of $455,466.

In June 2021, Navios Holdings entered into a supplemental indenture (the “Eighth Supplemental Indenture”) to amend the terms of the indenture governing its 2022 Senior Secured Notes following its receipt of consents from bondholders representing a majority in aggregate principal amount (the “Consenting Noteholders”) of the 2022 Senior Secured Notes. The Eighth Supplemental Indenture eliminates the Company’s obligation to make a springing maturity offer for the 2022 Senior Secured Notes following the pro rata redemption, at par, of $100,000 in aggregate principal amount of the 2022 Senior Secured Notes (the “Redemption”). The Redemption, which was funded through (i) the sale of a vessel pledged as collateral in respect of the 2022 Senior Secured Notes and (ii) the borrowing of $75,264 from Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM (the “$115.0 million NSM Loan”), was completed on July 23, 2021. In September 2021, Navios Holdings issued a notice of redemption with respect to an aggregate principal amount of $20,000 at par of the 2022 Senior Secured Notes with redemption date being September 13, 2021. After these redemptions, $185,000 in aggregate principal amount of the 2022 Senior Secured Notes remain outstanding which mature in August 2022.

Although Navios Holdings is currently attempting to address the upcoming maturities of the 2022 Notes and the 2022 Senior Secured Notes and create additional liquidity to fund working capital requirements through the sale of assets and refinancing plans, there can be no assurance Navios Holdings will be successful in such attempts or that any such attempts will be consummated on terms satisfactory to the Company, or at all. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for the 12- month period from the date of issuance of these consolidated financial statements. In the meantime, Navios Holdings’ internal forecasts and projections indicate that Navios Holdings will generate sufficient cash to make the required principal and interest payments on its borrowings (excluding the above upcoming maturity payments) and provide for the normal working capital requirements of the business for a period of at least 12 months from the date of issuance of these unaudited interim condensed consolidated financial statements. The unaudited interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

(b) Principles of consolidation:

(b) Principles of consolidation:

The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the interim condensed consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned by Navios Holdings.

Investments in Affiliate Companies: Affiliate companies are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate company at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate company subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate company reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliate companies, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate company equals or exceeds its interest in the affiliate company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate company.

Affiliate companies included in the financial statements accounted for under the equity method: In the interim condensed consolidated financial statements of Navios Holdings, the following entities are included as affiliate companies and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2021 was 9.7%); Navios Acquisition and its subsidiaries (ownership interest as of June 30, 2021 was 28.0%); (iii) Navios Containers and its subsidiaries (ownership interest through Navios Partners’ Merger, as defined herein, in March 2021 was 3.9%); and (iv) Navios Europe II and its subsidiaries (economic interest through liquidation in June 2020 was 47.5%).

(c) Revenue Recognition:

(c) Revenue Recognition:

Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and is deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and is deemed to end upon the completion of discharge under the current voyage. The percentage of transit time is based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date is determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity is recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

 The Company recognizes revenue ratably from the vessel’s/barge’s arrival at the loading port, as applicable under the contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract.

Revenues from time chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool; however, such changes are not expected to be material.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

The following tables reflect the revenue earned per category for the three and six month periods ended June 30, 2021 and 2020:

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2021	Logistics Business for the Three Month Period Ended June 30, 2021	Total for the Three Month Period Ended June 30, 2021
COA/Voyage revenue	$2,803	$21,897	$24,700
Time chartering revenue	$83,064	$11,106	$94,170
Port terminal revenue	$—	$21,342	$21,342
Storage fees (dry port) revenue	$—	$16	$16
Dockage revenue	$—	$1,282	$1,282
Sale of products revenue	$—	$315	$315
Liquid port terminal revenue	$—	$1,216	$1,216
Other	$186	$397	$583
Total	$86,053	$57,571	$143,624

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2020	Logistics Business for the Three Month Period Ended June 30, 2020	Total for the Three Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$14,496	$17,289
Time chartering revenue	$35,680	$16,286	$51,966
Port terminal revenue	$—	$21,636	$21,636
Storage fees (dry port) revenue	$—	$19	$19
Dockage revenue	$—	$1,476	$1,476
Sale of products revenue	$—	$3,409	$3,409
Liquid port terminal revenue	$—	$1,271	$1,271
Other	$(171)	$232	$61
Total	$38,302	$58,825	$97,127

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2021	Logistics Business for the Six Month Period Ended June 30, 2021	Total for the Six Month Period Ended June 30, 2021
COA/Voyage revenue	$8,016	$39,482	$47,498
Time chartering revenue	$141,317	$21,973	$163,290
Port terminal revenue	$—	$40,925	$40,925
Storage fees (dry port) revenue	$—	$124	$124
Dockage revenue	$—	$1,880	$1,880
Sale of products revenue	$—	$3,495	$3,495
Liquid port terminal revenue	$—	$2,448	$2,448
Other	$448	$467	$915
Total	$149,781	$110,794	$260,575

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2020	Logistics Business for the Six Month Period Ended June 30, 2020	Total for the Six Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$25,946	$28,739
Time chartering revenue	$69,705	$35,312	$105,017
Port terminal revenue	$—	$35,828	$35,828
Storage fees (dry port) revenue	$—	$2,842	$2,842
Dockage revenue	$—	$1,909	$1,909
Sale of products revenue	$—	$11,257	$11,257
Liquid port terminal revenue	$—	$2,267	$2,267
Other	$64	$287	$351
Total	$72,562	$115,648	$188,210

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned.

These amounts are recognized as revenue over the voyage or charter period.

(d) Recent Accounting Pronouncements:

 (d) Recent Accounting Pronouncements:

Adoption of new accounting pronouncements:

In December 2019, FASB issued ASU 2019-12, Income Taxes (Topic 740), which modifies ASC 740 to simplify the accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. The amendments in ASU 2019-12 are effective for public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The adoption of this ASU on January 1, 2021 did not have a material impact on the Company’s interim condensed consolidated financial statements.

 In August 2018, FASB issued ASU 2018-14, “Compensation-Retirement Benefits-Defined Benefit Plans (Topic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans”. This update modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 is effective for public business entities that are SEC filers beginning in the first quarter of fiscal year 2021, and earlier adoption is permitted. The adoption of this ASU on January 1, 2021 did not have a material impact on the Company’s interim condensed consolidated financial statements.